SHARE CAPITAL (Disclosure of detailed information about movement of options outstanding - Restricted share units) (Details) - Restricted share units [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Opening balance	586,985	1,089,019
Granted	509,285	0
Exercised	(3,651)	(395,720)
Net settlement for tax withholding	0	(33,590)
Forfeited	0	(72,724)
Ending balance	1,092,619	586,985
RSU vested	291,666	0